Shareholders’ equity (Details Narrative) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 03, 2024 shares $ / shares
IfrsStatementLineItems [Line Items]
Exchange rate | $ / shares					0.02360
Stock options granted				21,004
Compensation expenses | $	$ 13	$ 43	$ 27	$ 142
Aeterna [member]
IfrsStatementLineItems [Line Items]
Number of share options held in share-based payment arrangement					12,949